QUARTERLY INFORMATION (Details 1) (USD $)	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Quarterly Financial Information [Line Items]
Dividends Declared	$ 0.190	$ 0.190	$ 0.165	$ 0.165	$ 0.165	$ 0.165	$ 0.140	$ 0.140
Low Bid	$ 26.75	$ 24.25	$ 23.75	$ 22.30	$ 20.33	$ 20.55	$ 20.00	$ 18.90
High Bid	$ 29.00	$ 29.00	$ 24.59	$ 25.38	$ 22.68	$ 22.88	$ 21.98	$ 21.88